Other receivables (Details) ¥ in Millions	1 Months Ended		12 Months Ended
	Dec. 31, 2021 CNY (¥) item	Dec. 31, 2021 USD ($) item	Sep. 30, 2022 CNY (¥) item	Sep. 30, 2022 USD ($) item	Jan. 31, 2022 CNY (¥) item	Jan. 31, 2022 USD ($) item	Sep. 30, 2021 item
Accounts, Notes, Loans and Financing Receivable [Line Items]
Working Capital support to suppliers			¥ 80	$ 12,384,000
Number of major suppliers			2	2
period of working capital support			1 year
Fixed annual interest rate			7.00%
Bankers Acceptance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of major suppliers	1	1			2	2	2
Amount of Bankers acceptance given			¥ 80		¥ 35	$ 5,418,000
Other receivables amount refunded.	¥ 20	$ 3,100,000